Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Convertible Notes Payable

NOTE 10 – CONVERTIBLE NOTES PAYABLE

Prior to the Share Exchange, the Company issued a convertible note to an investor, face value of $500,000, in exchange for $500,000 in cash. The note is unsecured, bears interest at the rate of 3% per annum and matures on February 16, 2030. The note is convertible into common stock of the Company at $0.10 per share at any time at the option of the holder, subject to a 4.9% blocking provision which prohibits the holder from converting into common stock of the Company if such conversion results in the holder owning greater than 4.9% of the outstanding common stock of the Company after giving effect to such conversion. On September 26, 2019, the Company issued 1,500,000 shares of common stock for the conversion of $123,627 convertible notes payable and $26,373 of related accrued interest. The outstanding balance on this convertible note after the conversion was $376,373.

In December 2019, the Company entered into a Securities Purchase Agreement with an investor pursuant to which the Company agreed to sell to the investor a $100,000 convertible note bearing interest at 8% per annum (the “Note”). The Note matures two years from the date of issuance. The Note is convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price of 75% of the average closing price of the Company’s common stock on the fifteen days prior to conversion. The Company may not prepay this Note within the first six months. If, after the first six months until the maturity of the Note the Company:

(a)	elects to repay the Note, it must do so at a premium of one hundred and twenty five percent (125%) of the face amount of the Note, together with all unpaid and accrued interest to the date of repayment.

(b)	elects to involuntarily exercise conversion of this Note to the Holder, the Company must provide written notice to the Holder along with an executed copy of the Company’s Notice of Conversion, specifying that the Note shall be converted into shares of the Company’s Common Stock based upon at an effective conversion price of 75% of the average closing price of the Company’s common stock on the fifteen days prior to conversion.

The embedded conversion feature of this Note was deemed to require bifurcation and liability classification, at fair value. Pursuant to the Securities Purchase Agreement, the Company also sold warrants to the investors to purchase up to an aggregate of 100,000 shares of common stock. The fair value of the derivative liability and warrants as of the date of issuance was in excess of the Note (see Note 12) resulting in full discount of the Note.

On March 12, 2020, the Company entered into securities purchase agreements with two different accredited investors (each an “Investor”, and together the “Investors”) pursuant to which each Investor purchased an 8% unsecured convertible promissory note (each a “8% Note”, and together the “8% Notes”) from the Company. The terms and conditions of each of the 8% Notes are substantially the same. Each 8% Note has a principal amount of $105,000 less a $5,000 original issue discount for a purchase price of $100,000, with a maturity date of March 12, 2021. All principal amounts and the interest thereon are convertible into shares of the Company’s common stock at the option of each Investor, after six (6) months from the date of the 8% Notes. These 8% Notes have a variable conversion price and the Company recorded embedded derivative liabilities. The fair value of the derivative liability and warrants as of the date of issuance was in excess of the 8% Note (see Note 12) resulting in full discount of the 8% Note.

On June 8, 2020, the Company entered into a securities purchase agreement, dated as of June 2, 2020 (the “Purchase Agreement”), with an accredited investor pursuant to which the investor purchased a 12% unsecured convertible promissory note (the “12% Note”) from the Company. The 12% Note has a principal amount of $165,000 less a $9,000 original issue discount (“OID”) for a purchase price of $156,000, of which $52,000 was paid on June 8, 2020 less $3,100 in transaction fees (the “First Tranche”). The 12% Note matures 12 months from the effective date of each tranche. All principal amounts and the interest thereon are convertible into shares of the Company’s common stock at the option of the Investor, after six (6) months from the date of the 12% Note. All closings occurred following the satisfaction of customary closing conditions. The 12% Note is convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price of the lesser of (i) 68% multiplied by the lowest Trading Price (representing a discount rate of 32%) during the previous fifteen (15) trading day period ending on the latest complete trading day prior to the date of the 12% Note or (ii) the Variable Conversion Price. In connection with the Purchase Agreement and the 12% Note, the Company issued a common stock purchase warrant to purchase 36,666 shares of the Company’s common stock at $0.75 per share (the “Warrant”) which may be exercised by cashless exercise, exercisable for a period of three years. The 12% Note has a variable conversion price and the Company recorded embedded derivative liabilities. The fair value of the derivative liability and warrants as of the date of issuance was in excess of the 12% Note (see Note 12) resulting in full discount of the 12% Note.

On June 23, 2020, the Company entered into a securities purchase agreement, dated as of June 19, 2020, with an accredited investor pursuant to which the investor purchased a 12% convertible promissory note in the principal amount of $150,000, less $20,750 in transaction-related, broker, legal and due diligence expenses. The note matures on June 19, 2021. Principal payments on the note shall be made in six (6) installments, each in the amount of $25,000, starting on December 19, 2020, and continuing thereafter each thirty (30) days for five (5) months. Notwithstanding the foregoing, the final payment of principal and accrued and unpaid interest shall be due on the June 19, 2021. The investor is entitled to, at its option, convert all or any amount of the principal amount and any accrued but unpaid interest of the note into shares of the Company’s common stock, at any time upon an event of default, at a conversion price for each share of common stock equal to the lesser of (i) the lowest trading price during the previous five (5) trading day period ending on the latest complete trading day prior to the date of the note, or (ii) the Variable Conversion Price, subject to certain equitable adjustments. Furthermore, in connection with the securities purchase agreement and the note, the Company issued two common stock purchase warrants each to purchase 115,385 shares of the Company’s common stock at $1.30 per share which may be exercised by cashless exercise, exercisable for a period of five years. One of the warrants only becomes exercisable upon default of the note. The note has a variable conversion price and the Company recorded embedded derivative liabilities. The fair value of the derivative liability and warrants as of the date of issuance was in excess of the note (see Note 12) resulting in full discount of the note.

Total interest expense on convertible notes payable, inclusive of amortization of debt discount of $73,562 and $0, amounted to $80,912 and $3,750 for the three months ended June 30, 2020 and 2019, respectively. Total interest expense on convertible notes payable, inclusive of amortization of debt discount of $103,151 and $0, amounted to $113,434 and $7,500 for the six months ended June 30, 2020 and 2019, respectively.

Total accrued interest on convertible notes payable, as of June 30, 2020 and December 31, 2019, was $10,483 and $200, respectively.

NOTE 10 – CONVERTIBLE NOTES PAYABLE

On May 15, 2015, the Company borrowed $35,000 and issued a convertible promissory note with a maturity date of April 30, 2016. The loan incurs 10% interest per annum. This note is convertible to the Company’s common stock at a price of $1.00 per share. In addition, the Company issued 17,500 warrants to purchase common stock with an exercise price of $1.50 per share and a term of two years. These warrants were valued at $7,525 on a relative fair value basis and were recorded as a debt discount to be amortized over the term. See below for discussion of settlement of liability through share exchange.

On August 13, 2015, the Company borrowed $50,000 and issued a convertible promissory note with a maturity date of August 12, 2016. The loan incurs 10% interest per annum and increasing to 17% per annum in the event of a default. This note is convertible to the Company’s common stock at a price of $1.00 per share. In addition, the Company issued 25,000 warrants to purchase common stock with an exercise price of $1.50 per share and a term of two years. These warrants were valued at $10,751 on a relative fair value basis and were recorded as a debt discount to be amortized over the term. See below for discussion of settlement of liability through share exchange.

On November 25, 2015, the Company borrowed $100,000 and issued a convertible promissory note with a maturity date of November 24, 2016. The loan incurs 10% interest per annum and increasing to 14% per annum in the event of a default. This note is convertible to the Company’s common stock at a price of $1.00 per share. In addition, the Company issued 50,000 warrants to purchase common stock with an exercise price of $1.50 per share and a term of two years. These warrants were valued at $21,500 on a relative fair value basis and were recorded as a debt discount to be amortized over the term. See below for discussion of settlement of liability through share exchange.

Prior to the Share Exchange, the Company issued a convertible note to an investor, face value of $500,000, in exchange for $500,000 in cash. The note is unsecured, bears interest at the rate of 3% per annum and matures on February 16, 2030. The note is convertible into common stock of the Company at $0.10 per share at any time at the option of the holder, subject to a 4.9% blocking provision which prohibits the holder from converting into common stock of the Company if such conversion results in the holder owning greater than 4.9% of the outstanding common stock of the Company after giving effect to the conversion. See below for discussion of settlement of liability through share exchange. On September 26, 2019, the Company issued 1,500,000 shares of common stock for the conversion of $123,627 convertible notes payable and $26,373 of related accrued interest. The outstanding balance on this convertible note after the conversion is $376,373.

On January 3, 2018, prior to the Share Exchange, the Company issued 563,063 shares of common stock (on a post-Share Exchange basis) for the conversion of $236,104 convertible notes payable and related accrued interest.

The Company determined that the transaction should be recorded at fair value due to the difference between the conversion price and the price per the agreements.

In December 2019, the Company entered into a Securities Purchase Agreement with an investor pursuant to which the Company agreed to sell the investor a $100,000 convertible note bearing interest at 8% per annum (the “Note”). The Note matures two years from the date of issuance. The Note is convertible at the option of the holder at any time into shares of the Company’s common stock at an effective conversion price of 75% of the average closing price of the Company’s common stock on the fifteen days prior to conversion. The Company may not prepay this Note within the first six months. If, after the first six months until the maturity of the Note the Company:

(a)	elects to repay the Note, it must do so at a premium of one hundred and twenty five percent (125%) of the face amount of the note, together with all unpaid and accrued interest to the date of repayment.

(b)	elects to involuntarily exercise conversion of this Note to the Holder, the Company must provide written notice to the Holder along with an executed copy of the Company’s Notice of Conversion, specifying that the Note shall be converted into shares of the Company’s Common Stock based upon at an effective conversion price of 75% of the average closing price of the Company’s common stock on the fifteen days prior to conversion.

The embedded conversion feature of this Note was deemed to require bifurcation and liability classification, at fair value. Pursuant to the Securities Purchase Agreement, the Company also sold warrants to the investors to purchase up to an aggregate 100,000 shares of common stock. The fair value of the derivative liability and warrants as of the date of issuance was in excess of the Note (see Note 14) resulting in full discount of the Note.

Total interest expense on convertible notes payable, inclusive of amortization of debt discount of $2,466 and $0, amounted to $16,739 and $6,250 for the years ended December 31, 2019 and 2018, respectively.